RESERVES - Terms and Conditions of Performance Rights (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Terms and conditions of performance rights [Abstract]
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 18.00	$ 6.02	$ 3.93
Performance Rights
Terms and conditions of performance rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Number of shares vest upon achieving service based condition (in shares)	595,000	24,273,335	5,147,665
Employee Performance Rights, Expiring December 21, 2028 And December 31, 2027
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	2,885,000
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 4.00
Employee Performance Rights, Expiring December 21, 2028
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	2,440,000
Employee Performance Rights, Expiring December 31, 2027
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	445,000
Director And Employee Performance Rights, Expiring April 2, 2031
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	660,077
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 18.00
Performance Rights, Expiring April 10, 2031, VWAP $6.00
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,157,803
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 6.00
Performance Rights, Expiring April 10, 2031, VWAP $7.00
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,157,803
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 7.00
Performance Rights, Expiring April 10, 2031, VWAP $8.00
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,157,803
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 8.00
Employee Performance Rights, Performance Vesting Condition, Expiring December 31, 2026
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	30,000